ACCOUNTS PAYABLE AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Summary of Accounts Payable and Other Current Liabilities

As at December 31 (millions of dollars)	2024	2023
Accrued liabilities	776	630
Accounts payable	339	326
Unearned revenue	335	211
Accrued interest	178	148
Regulatory liabilities (Note 12)	122	51
Lease obligations (Note 22)	14	11
Environmental liabilities (Note 20)	11	38
Derivative liabilities (Note 17)	4	—
	1,779	1,415